Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Cost

€ thousand	Land and buildings	Machinery	Other plant, furniture, fixtures, and office equipment	Construction in progress	Total
Balance as of Jan. 1, 2020	1,180	2,099	865	472	4,616
Exchange rate differences	-5	0	-12	0	-17
Additions	81	1,790	1,977	3,277	7,125
Reclassifications	0	542	490	-1,032	0
Disposals	0	-128	-169	0	-297
Balance as of Dec. 31, 2020	1,256	4,303	3,151	2,717	11,426
Exchange rate differences	49	0	34	23	107
Additions	1,107	2,437	2,654	2,397	8,594
Reclassifications	562	2,014	311	-2,887	0
Disposals	-8	0	-283	0	-291
Balance as of Dec. 31, 2021	2,966	8,754	5,867	2,250	19,838
Exchange rate differences	70	-9	41	22	124
Additions	438	1,239	2,356	4,743	8,776
Reclassifications	136	4,331	105	-4,572	0
Disposals	0	-1	-261	-60	-322
Balance as of Dec. 31, 2022	3,610	14,314	8,108	2,383	28,415
Depreciation

€ thousand	Land and buildings	Machinery	Other plant, furniture, fixtures, and office equipment	Construction in progress	Total
Balance as of Jan. 1, 2020	86	458	232	0	776
Depreciation for the year	120	288	415	0	823
Disposals	0	-116	-131	0	-247
Balance as of Dec. 31, 2020	206	630	516	0	1,352
Exchange rate differences	4	0	2	0	7
Depreciation for the year	304	773	916	0	1,994
Disposals	0	0	-283	0	-283
Balance as of Dec. 31, 2021	514	1,403	1,151	0	3,070
Exchange rate differences	1	0	4	0	5
Depreciation for the year	526	1,419	1,309	0	3,254
Disposals	0	-2	-219	0	-221
Balance as of Dec. 31, 2022	1,041	2,820	2,245	0	6,106
Carrying amount

€ thousand	Land and buildings	Machinery	Other plant, furniture, fixtures, and office equipment	Construction in progress	Total
Carrying amount as of Dec. 31, 2020	1,050	3,673	2,635	2,717	10,075
Carrying amount as of Dec. 31, 2021	2,452	7,351	4,716	2,250	16,768
Carrying amount as of Dec. 31, 2022	2,569	11,494	5,863	2,383	22,309